Intangible assets	6 Months Ended
Jun. 30, 2025
Intangible assets
Intangible assets

Note 2: Intangible assets

The acquisition of EsoBiotec completed on 19 May 2025. The transaction is recorded as an asset acquisition based upon the concentration test permitted under IFRS 3 ‘Business Combinations’, with consideration and net assets acquired of $403m, which included intangible assets acquired of $426m, current payables of $29m, $4m of cash and cash equivalents and current receivables of $2m. Contingent consideration of up to $575m could be paid on achievement of regulatory milestones, those liabilities will be recorded when the relevant regulatory milestone is achieved.